Loans - Changes in Allowances for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 23,588	$ 25,102
Provision increase (decrease)	8,312	(184)
Recoveries of previous charge-offs	1,638	1,640
Charge-offs	(7,554)	(3,016)
Other	273	46
Ending balance	34,098	23,588
Allowances at end of period: individually evaluated for impairment		17,678
Allowances at end of period: collectively evaluated for impairment		5,910
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	7,841
Ending balance		7,841
Commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	7,281	6,913
Provision increase (decrease)	3,832	733
Recoveries of previous charge-offs	12	9
Charge-offs	(3,635)	(374)
Other	10	0
Ending balance	11,609	7,281
Allowances at end of period: individually evaluated for impairment		4,904
Allowances at end of period: collectively evaluated for impairment		2,377
Commercial loans | Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	4,109
Ending balance		4,109
Commercial real estate loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,496	4,092
Provision increase (decrease)	(418)	(2,596)
Recoveries of previous charge-offs	0	0
Charge-offs	0	0
Other	0	0
Ending balance	2,104	1,496
Allowances at end of period: individually evaluated for impairment		470
Allowances at end of period: collectively evaluated for impairment		1,026
Commercial real estate loans | Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,026
Ending balance		1,026
Consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,502	802
Provision increase (decrease)	1,095	1,701
Recoveries of previous charge-offs	1,247	1,186
Charge-offs	(1,876)	(2,193)
Other	2	6
Ending balance	4,476	1,502
Allowances at end of period: individually evaluated for impairment		676
Allowances at end of period: collectively evaluated for impairment		826
Consumer loans | Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2,506
Ending balance		2,506
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	13,309	13,295
Provision increase (decrease)	3,803	(22)
Recoveries of previous charge-offs	379	445
Charge-offs	(2,043)	(449)
Other	261	40
Ending balance	15,909	13,309
Allowances at end of period: individually evaluated for impairment		11,628
Allowances at end of period: collectively evaluated for impairment		1,681
Residential mortgage loans | Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 200
Ending balance		$ 200